PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 99.4% of Net Assets
	ABS Car Loan – 17.0%
$ 93,767	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A(a)	$94,542
5,629	American Credit Acceptance Receivables Trust, Series 2020-1A, Class B, 2.080%, 12/13/2023, 144A	5,635
20,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A(a)	20,144
5,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	5,014
10,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A(a)	10,082
24,423	American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.350%, 5/13/2024, 144A	24,431
58,250	American Credit Acceptance Receivables Trust, Series 2021-2, Class A, 0.370%, 10/15/2024, 144A	58,278
73,767	American Credit Acceptance Receivables Trust, Series 2021-3, Class A, 0.330%, 6/13/2025, 144A	73,782
35,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	35,036
80,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.980%, 11/15/2027, 144A	79,941
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	116,061
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024(a)	20,290
10,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	10,067
85,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A3, 0.370%, 8/18/2025	84,953
50,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2, 0.260%, 11/18/2024	50,010
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	19,960
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	106,591
105,000	BMW Vehicle Lease Trust, Series 2021-2, Class A2, 0.190%, 11/27/2023	104,943
90,000	Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025, 144A	89,951
12,037	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024(a)	12,188
20,000	CarMax Auto Owner Trust, Series 2021-1, Class A3, 0.340%, 12/15/2025	19,993
175,000	CarMax Auto Owner Trust, Series 2021-3, Class A2A, 0.290%, 9/16/2024(a)	175,041
135,000	CarMax Auto Owner Trust, Series 2021-3, Class A3, 0.550%, 6/15/2026	135,045
35,000	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	35,041
20,000	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	19,949

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 102,392	Carvana Auto Receivables Trust, Series 2021-P1, Class A2, 0.280%, 3/11/2024	$102,399
140,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.540%, 12/10/2025	140,250
175,000	Carvana Auto Receivables Trust, Series 2021-P2, Class A2, 0.300%, 7/10/2024(a)	175,025
85,000	Carvana Auto Receivables Trust, Series 2021-P3, Class A3, 0.700%, 11/10/2026	84,932
43,287	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.680%, 10/12/2023, 144A(a)	43,338
415	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	415
30,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	30,079
60,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	60,013
13,921	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A(a)	13,993
29,517	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A(a)	29,795
5,236	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	5,250
10,000	DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024, 144A	10,069
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A(a)	15,564
17,585	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540%, 4/15/2024, 144A(a)	17,610
35,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A(a)	35,415
31,541	DT Auto Owner Trust, Series 2021-1A, Class A, 0.350%, 1/15/2025, 144A	31,559
25,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	25,063
164,234	DT Auto Owner Trust, Series 2021-3A, Class A, 0.330%, 4/15/2025, 144A	164,261
90,000	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027, 144A	89,857
10,324	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A(a)	10,354
25,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A(a)	25,651
30,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025(a)	30,295
17,506	Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.300%, 6/15/2023	17,506
32,150	Exeter Automobile Receivables Trust, Series 2021-2A, Class A2, 0.270%, 1/16/2024	32,154
30,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	30,039
1,134	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	1,135
8,702	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A(a)	8,741

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 18,711	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	$18,720
17,167	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A(a)	17,235
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A(a)	10,434
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A(a)	15,120
46,409	Flagship Credit Auto Trust, Series 2021-1, Class A, 0.310%, 6/16/2025, 144A	46,401
30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	30,058
65,000	Flagship Credit Auto Trust, Series 2021-2, Class C, 1.270%, 6/15/2027, 144A	64,998
26,618	Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.850%, 3/15/2023(a)	26,707
55,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	54,905
105,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.810%, 5/15/2026, 144A(a)	104,934
35,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A(a)	35,516
65,000	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A(a)	65,365
5,602	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	5,621
40,000	GM Financial Automobile Leasing Trust, Series 2020-3, Class A3, 0.450%, 8/21/2023(a)	40,065
160,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A2, 0.220%, 7/20/2023	160,031
80,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A3, 0.340%, 5/20/2024	79,993
6,547	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	6,561
30,697	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024(a)	30,987
20,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	20,000
170,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A2, 0.210%, 8/16/2024	170,150
195,000	GM Financial Leasing Trust, Series 2021-1, Class A3, 0.260%, 2/20/2024(a)	194,962
27,923	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024(a)	28,182
35,000	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	35,014
70,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024(a)	70,100
30,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	29,979
155,000	Honda Auto Receivables Owner Trust, Series 2021-2, Class A2, 0.170%, 11/15/2023	155,029
160,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class A2, 0.190%, 10/16/2023, 144A	159,979

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 135,000	Hyundai Auto Receivables Trust, Series 2021-B, Class A2, 0.240%, 5/15/2024	$135,061
165,000	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A2, 0.220%, 1/16/2024	165,007
60,000	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A3, 0.400%, 11/15/2024	59,978
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	101,547
145,000	NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.850%, 7/15/2026, 144A	144,894
38,515	Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.840%, 1/17/2023(a)	38,693
50,000	Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.430%, 10/16/2023(a)	50,084
175,000	Nissan Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 2/15/2024	174,988
70,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A(a)	70,454
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A(a)	26,112
24,868	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024(a)	25,043
10,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024(a)	10,039
65,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026(a)	65,410
40,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026(a)	40,258
75,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.320%, 9/16/2024	75,043
60,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class A3, 0.340%, 2/18/2025	60,032
45,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	45,158
90,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class B, 0.600%, 12/15/2025	90,098
70,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	70,127
160,000	Santander Retail Auto Lease Trust, Series 2021-B, Class A2, 0.310%, 1/22/2024, 144A	159,957
160,000	Santander Retail Auto Lease Trust, Series 2021-B, Class A3, 0.510%, 8/20/2024, 144A	159,973
95,000	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	94,939
11,117	USAA Auto Owner Trust, Series 2019-1, Class A3, 2.160%, 7/17/2023(a)	11,153
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A(a)	25,458
15,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.240%, 11/17/2025, 144A(a)	15,141
75,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class A2A, 0.320%, 4/15/2025, 144A	75,018
45,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	44,992

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 17,802	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	$17,888
80,000	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023(a)	80,848
65,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	64,925
95,000	World Omni Auto Receivables Trust, Series 2021-C, Class A2, 0.220%, 9/16/2024	94,977
175,000	World Omni Automobile Lease Securitization Trust, Series 2021-A, Class A2, 0.210%, 4/15/2024	174,928
35,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025(a)	35,054
40,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	39,883

		6,857,936

	ABS Credit Card – 0.7%
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026	169,777
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026(a)	112,075

		281,852

	ABS Other – 2.0%
175,000	CNH Equipment Trust, Series 2021-B, Class A2, 0.220%, 8/15/2024(a)	174,948
135,000	DLLAA LLC, Series 2021-1A, Class A2, 0.360%, 5/17/2024, 144A	135,091
77,604	GLS Auto Receivables Trust, Series 2021-2A, Class A, 0.310%, 11/15/2024, 144A	77,652
45,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A2, 0.270%, 6/15/2023, 144A	45,007
170,000	HPEFS Equipment Trust, Series 2021-2A, Class AC, 0.300%, 9/20/2028, 144A	170,131
175,000	Kubota Credit Owner Trust, Series 2021-2A, Class A2, 0.260%, 6/17/2024, 144A(a)	175,074
11,404	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	11,418

		789,321

	ABS Student Loan – 0.6%
171,909	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	171,076
61,187	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	61,600
20,611	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/2046, 144A(a)	20,650

		253,326

	Aerospace & Defense – 0.2%
20,000	Boeing Co. (The), 4.875%, 5/01/2025	22,258
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	21,661

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Aerospace & Defense – continued
$ 40,000	Raytheon Technologies Corp., 1.900%, 9/01/2031	$38,813
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	2,113

		84,845

	Agency Commercial Mortgage-Backed Securities – 0.2%
49,302	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.443%, 6/25/2027(a)(b)	49,613
35,856	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.450%, 6/25/2027(a)(b)	35,969
7,321	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025(a)	7,390

		92,972

	Airlines – 0.2%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	62,100
15,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	15,394

		77,494

	Automotive – 2.2%
40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023(a)	40,153
85,000	American Honda Finance Corp., MTN, 1.300%, 9/09/2026	84,889
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	57,435
60,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	62,950
30,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	32,700
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	26,547
30,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A(a)	30,364
75,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	74,605
65,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	64,060
40,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	40,881
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023(a)	25,517
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	15,275
145,000	Toyota Motor Corp., 0.681%, 3/25/2024	145,180
120,000	Toyota Motor Credit Corp., 1.900%, 9/12/2031	117,803

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 50,000	Toyota Motor Credit Corp., MTN, 0.450%, 7/22/2022(a)	$50,098

		868,457

	Banking – 8.5%
80,000	Ally Financial, Inc., 3.050%, 6/05/2023	82,994
75,000	American Express Co., 3.700%, 11/05/2021(a)	75,007
125,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	126,039
35,000	Bank of Montreal, SOFR + 0.350%, 0.400%, 12/08/2023(a)(b)	35,118
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	65,858
35,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025(a)	35,777
145,000	Bank of Nova Scotia (The), 0.700%, 4/15/2024	145,007
55,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023(a)	56,172
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023(a)	15,124
70,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(a)	71,236
85,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	88,002
45,000	Capital One Financial Corp., (fixed rate to 7/29/2031, variable rate thereafter), 2.359%, 7/29/2032	44,056
80,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023(a)	80,673
15,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	15,049
75,000	Comerica, Inc., 3.700%, 7/31/2023(a)	79,211
200,000	Commonwealth Bank of Australia, 1.125%, 6/15/2026, 144A	199,017
150,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025	151,036
50,000	Fifth Third Bancorp, 2.600%, 6/15/2022(a)	50,718
85,000	Goldman Sachs Group, Inc. (The), (fixed rate to 11/17/2022, variable rate thereafter), 0.627%, 11/17/2023(a)	85,074
95,000	Goldman Sachs Group, Inc. (The), Series FXD, 0.481%, 1/27/2023	95,015
15,000	JPMorgan Chase & Co., (fixed rate to 2/16/2024, variable rate thereafter), 0.563%, 2/16/2025	14,938
110,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	111,538
145,000	JPMorgan Chase & Co., (fixed rate to 6/23/2024, variable rate thereafter), 0.969%, 6/23/2025	145,178

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 80,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A(a)	$81,532
110,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	112,138
120,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	120,086
160,000	Morgan Stanley, (fixed rate to 5/30/2024, variable rate thereafter), 0.790%, 5/30/2025	159,509
120,000	Royal Bank of Canada, 0.650%, 7/29/2024	119,746
60,000	Royal Bank of Canada, GMTN, SOFR + 0.300%, 0.350%, 1/19/2024(b)	60,162
55,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	58,891
55,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026(a)	58,348
200,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	197,652
65,000	Synchrony Financial, 2.850%, 7/25/2022	66,181
15,000	Synchrony Financial, 4.375%, 3/19/2024	16,187
40,000	Toronto-Dominion Bank (The), MTN, SOFR + 0.240%, 0.290%, 1/06/2023(b)	40,077
130,000	Toronto-Dominion Bank (The), MTN, 1.250%, 9/10/2026	129,060
95,000	Truist Financial Corp., 2.700%, 1/27/2022(a)	95,552
40,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022(a)	40,718
160,000	Wells Fargo & Co., MTN, (fixed rate to 5/19/2024, variable rate thereafter), 0.805%, 5/19/2025	160,208
25,000	Westpac Banking Corp., 2.800%, 1/11/2022(a)	25,182

		3,409,066

	Brokerage – 1.1%
80,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022(a)	81,010
175,000	Blackstone Holdings Finance Co. LLC, 1.625%, 8/05/2028, 144A	171,018
175,000	Blackstone Private Credit Fund, 1.750%, 9/15/2024, 144A	174,769

		426,797

	Building Materials – 0.1%
30,000	Masonite International Corp., 3.500%, 2/15/2030, 144A	29,775

	Cable Satellite – 0.4%
110,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	108,969

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Cable Satellite – continued
$ 60,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031, 144A	$58,612

		167,581

	Chemicals – 0.5%
60,000	Ashland LLC, 3.375%, 9/01/2031, 144A	60,525
90,000	Chemours Co. (The), 4.625%, 11/15/2029, 144A	87,876
45,000	LYB International Finance III LLC, 3-month LIBOR + 1.000%, 1.131%, 10/01/2023(b)	45,026

		193,427

	Collateralized Mortgage Obligations – 1.3%
115,667	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.520%, 8/20/2069(a)(b)	115,576
1,047	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)(c)(d)	1,090
998	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 0.670%, 9/20/2062(a)(b)(c)(d)	991
4,518	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)(c)(d)	4,528
485	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(a)(c)(d)	509
10,379	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(a)(c)(d)	10,602
21,914	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 0.670%, 5/20/2066(a)(b)(c)(d)	21,874
9,187	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.290%, 10/20/2064(a)(b)	9,180
49,573	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 0.390%, 9/20/2068(a)(b)	49,560
41,207	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.490%, 10/20/2068(a)(b)	41,257
58,038	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 0.500%, 4/20/2069(a)(b)	58,096
199,381	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.610%, 1/20/2070(a)(b)	200,055

		513,318

	Construction Machinery – 0.5%
75,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022(a)	76,423
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	81,774
30,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022(a)	30,407

		188,604

	Consumer Cyclical Services – 0.1%
31,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	35,741

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Products – 0.2%
$ 30,000	Newell Brands, Inc., 4.350%, 4/01/2023	$31,240
65,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	65,081

		96,321

	Diversified Manufacturing – 0.5%
35,000	Amphenol Corp., 2.050%, 3/01/2025	36,115
35,000	Honeywell International, Inc., 1.850%, 11/01/2021(a)	35,041
55,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.000%, 9/16/2031	53,562
85,000	Otis Worldwide Corp., 3-month LIBOR + 0.450%, 0.595%, 4/05/2023(b)	84,934

		209,652

	Electric – 4.1%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	47,800
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	26,211
65,000	American Electric Power Co., Inc., Series A, 3-month LIBOR + 0.480%, 0.606%, 11/01/2023(b)	65,042
140,000	Clearway Energy Operating LLC, 3.750%, 1/15/2032, 144A	140,259
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	84,908
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	31,710
65,000	Dominion Energy, Inc., Series D, 3-month LIBOR + 0.530%, 0.646%, 9/15/2023(b)	65,015
5,000	Edison International, 4.950%, 4/15/2025	5,505
200,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	200,050
45,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	47,952
125,000	NextEra Energy Capital Holdings, Inc., 3-month LIBOR + 0.270%, 0.401%, 2/22/2023(b)	125,011
120,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	118,650
45,000	Pacific Gas & Electric Co., 3-month LIBOR + 1.375%, 1.500%, 11/15/2021(b)	45,018
35,000	Pacific Gas & Electric Co., 3.000%, 6/15/2028	35,616
35,000	PSEG Power LLC, 3.850%, 6/01/2023	36,818
75,000	Southern California Edison Co., Series D, 3-month LIBOR + 0.270%, 0.389%, 12/03/2021(a)(b)	75,009
65,000	Southern California Edison Co., 0.700%, 8/01/2023	65,101
65,000	Southern California Edison Co., 1.100%, 4/01/2024	65,314

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 85,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/2024	$84,826
75,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	79,094
110,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	110,340
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	90,101

		1,645,350

	Finance Companies – 1.8%
80,000	Air Lease Corp., 0.800%, 8/18/2024	79,518
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	39,748
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	40,510
85,000	Ares Capital Corp., 2.875%, 6/15/2028	86,107
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	73,042
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	39,235
10,000	FS KKR Capital Corp., 4.125%, 2/01/2025	10,685
15,000	FS KKR Capital Corp., 4.250%, 2/14/2025, 144A	15,844
35,000	Hercules Capital, Inc., 2.625%, 9/16/2026	34,989
100,000	Main Street Capital Corp., 3.000%, 7/14/2026	101,997
65,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	68,085
25,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	26,036
30,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	31,549
95,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	94,287

		741,632

	Financial Other – 0.5%
70,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028, 144A	69,526
55,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	57,063
85,000	ORIX Corp., 2.900%, 7/18/2022(a)	86,732

		213,321

	Food & Beverage – 0.9%
35,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	37,844

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Food & Beverage – continued
$ 55,000	J M Smucker Co. (The), 2.125%, 3/15/2032	$53,687
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	60,046
80,000	Mondelez International, Inc., 0.625%, 7/01/2022	80,227
45,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	45,770
75,000	Sysco Corp., 5.650%, 4/01/2025	86,260

		363,834

	Gaming – 0.2%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	72,480

	Government Owned - No Guarantee – 0.5%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024, 144A	199,311

	Health Insurance – 0.4%
40,000	Centene Corp., 2.625%, 8/01/2031	39,730
125,000	Humana, Inc., 0.650%, 8/03/2023	125,081

		164,811

	Healthcare – 1.0%
55,000	Cigna Corp., 3.750%, 7/15/2023(a)	58,136
20,000	CVS Health Corp., 3.700%, 3/09/2023	20,885
145,000	Illumina, Inc., 0.550%, 3/23/2023	145,008
175,000	Universal Health Services, Inc., 1.650%, 9/01/2026, 144A	173,973

		398,002

	Home Construction – 0.1%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	19,975

	Independent Energy – 0.4%
30,000	Diamondback Energy, Inc., 0.900%, 3/24/2023	29,991
55,000	EQT Corp., 6.625%, 2/01/2025	62,950
50,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	50,051

		142,992

	Industrial Other – 0.1%
40,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	40,400

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – 0.3%
$ 115,000	Shell International Finance BV, 2.375%, 4/06/2025(a)	$120,256

	Life Insurance – 5.5%
25,000	AIG Global Funding, 0.650%, 6/17/2024, 144A	24,937
20,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	20,159
95,000	AIG Global Funding, 2.300%, 7/01/2022, 144A(a)	96,493
20,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	19,985
145,000	Athene Global Funding, 1.730%, 10/02/2026, 144A	144,921
50,000	Athene Global Funding, 2.500%, 1/14/2025, 144A(a)	51,953
80,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	81,880
20,000	Brighthouse Financial Global Funding, 1.000%, 4/12/2024, 144A	20,100
95,000	Equitable Financial Life Global Funding, 0.500%, 4/06/2023, 144A	95,105
42,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	44,060
200,000	F&G Global Funding, 0.900%, 9/20/2024, 144A	199,632
75,000	GA Global Funding Trust, 1.000%, 4/08/2024, 144A	75,324
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A(a)	40,104
45,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	47,086
75,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	75,765
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	21,796
150,000	Met Tower Global Funding, 0.700%, 4/05/2024, 144A	150,269
120,000	New York Life Global Funding, SOFR + 0.220%, 0.270%, 2/02/2023, 144A(a)(b)	120,202
145,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A	144,784
200,000	Pricoa Global Funding I, 1.200%, 9/01/2026, 144A	198,830
175,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A(a)	174,771
150,000	Protective Life Global Funding, 0.502%, 4/12/2023, 144A	150,149
95,000	Reliance Standard Life Global Funding II, 1.512%, 9/28/2026, 144A	94,526
70,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A(a)	71,524

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$ 70,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	$70,469

		2,234,824

	Lodging – 0.4%
140,000	Hyatt Hotels Corp., 1.300%, 10/01/2023	140,186
30,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	33,508

		173,694

	Metals & Mining – 0.5%
85,000	Glencore Funding LLC, 2.625%, 9/23/2031, 144A	83,241
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	69,637
60,000	Novelis Corp., 3.875%, 8/15/2031, 144A	59,343

		212,221

	Midstream – 0.8%
125,000	Enbridge, Inc., SOFR + 0.400%, 0.450%, 2/17/2023(b)	125,350
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	56,379
55,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A(a)	55,651
90,000	MPLX LP, 3.375%, 3/15/2023	93,455

		330,835

	Natural Gas – 0.8%
60,000	Atmos Energy Corp., 0.625%, 3/09/2023	60,002
75,000	CenterPoint Energy Resources Corp., 0.700%, 3/02/2023	75,004
45,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023(a)	46,918
140,000	ONE Gas, Inc., 0.850%, 3/11/2023	140,025

		321,949

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
139,111	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	142,377
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.297%, 8/15/2046(e)	105,317

		247,694

	Oil Field Services – 0.0%
15,000	Helmerich & Payne, Inc., 2.900%, 9/29/2031, 144A	15,043

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – 1.1%
$ 120,000	AbbVie, Inc., 2.150%, 11/19/2021(a)	$120,289
95,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	100,391
80,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	84,576
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	10,147
70,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022(a)	71,990
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	63,106

		450,499

	Property & Casualty Insurance – 0.4%
30,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 0.762%, 3/29/2023(a)(b)	30,230
80,000	AON Corp., 2.200%, 11/15/2022(a)	81,636
45,000	Assurant, Inc., 4.200%, 9/27/2023	47,911

		159,777

	Refining – 0.2%
85,000	Marathon Petroleum Corp., 4.500%, 5/01/2023	89,831

	REITs - Diversified – 0.1%
25,000	Lexington Realty Trust, 2.375%, 10/01/2031	24,240

	REITs - Health Care – 0.1%
45,000	Ventas Realty LP, 2.500%, 9/01/2031	44,421

	REITs - Mortgage – 0.5%
140,000	Blackstone Mortgage Trust, Inc., 3.750%, 1/15/2027, 144A	138,775
45,000	Starwood Property Trust, Inc., 5.500%, 11/01/2023, 144A	47,204

		185,979

	REITs - Office Property – 0.6%
80,000	Kilroy Realty LP, 2.650%, 11/15/2033	78,896
15,000	Office Properties Income Trust, 2.400%, 2/01/2027	14,823
100,000	Office Properties Income Trust, 3.450%, 10/15/2031	97,823
55,000	Office Properties Income Trust, 4.500%, 2/01/2025	58,955

		250,497

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Regional Malls – 0.1%
$ 45,000	Simon Property Group LP, 3.500%, 9/01/2025(a)	$48,879

	REITs - Shopping Centers – 0.1%
40,000	Federal Realty Investment Trust, 3.950%, 1/15/2024(a)	42,653

	REITs - Storage – 0.1%
45,000	Life Storage LP, 2.400%, 10/15/2031	44,564

	Retailers – 0.9%
65,000	7-Eleven, Inc., 0.625%, 2/10/2023, 144A	65,023
95,000	Crocs, Inc., 4.125%, 8/15/2031, 144A	95,713
105,000	Home Depot, Inc. (The), 1.500%, 9/15/2028	103,861
35,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	36,394
55,000	Lowe’s Cos, Inc., 1.700%, 9/15/2028	54,519

		355,510

	Technology – 3.5%
12,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	11,962
105,000	CGI, Inc., 1.450%, 9/14/2026, 144A	103,931
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	93,073
185,000	DXC Technology Co., 1.800%, 9/15/2026	184,761
35,000	Equifax, Inc., 2.350%, 9/15/2031	34,455
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	106,385
75,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	82,852
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	80,842
90,000	Marvell Technology, Inc., 4.200%, 6/22/2023, 144A	95,035
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023	77,760
75,000	Micron Technology, Inc., 2.497%, 4/24/2023	77,196
40,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 7/15/2029, 144A	39,112
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	37,322
65,000	Seagate HDD Cayman, 4.875%, 3/01/2024	70,038

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 80,000	Skyworks Solutions, Inc., 0.900%, 6/01/2023	$80,156
175,000	VMware, Inc., 0.600%, 8/15/2023	175,221
55,000	Western Union Co. (The), 4.250%, 6/09/2023	58,116

		1,408,217

	Transportation Services – 0.6%
50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	53,837
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	31,793
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	55,999
100,000	Triton Container International Ltd., 0.800%, 8/01/2023, 144A	99,937

		241,566

	Treasuries – 35.6%
2,425,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	2,424,621
525,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)	524,836
1,060,000	U.S. Treasury Note, 0.125%, 1/31/2023(a)	1,059,462
775,000	U.S. Treasury Note, 0.125%, 2/28/2023(a)	774,425
3,180,000	U.S. Treasury Note, 0.125%, 3/31/2023	3,176,894
705,000	U.S. Treasury Note, 0.125%, 4/30/2023(a)	704,064
4,815,000	U.S. Treasury Note, 0.125%, 7/31/2023	4,804,655
530,000	U.S. Treasury Note, 0.125%, 8/31/2023(a)	528,592
340,000	U.S. Treasury Note, 0.375%, 9/15/2024	338,539

		14,336,088

	Wirelines – 0.3%
85,000	Bell Telephone Co. of Canada/Bell Canada (The), 0.750%, 3/17/2024	85,027
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027(a)	53,659

		138,686

	Total Bonds and Notes (Identified Cost $39,889,367)	40,056,516

Principal Amount	Description	Value (†)
Short-Term Investments – 3.8%
$1,521,737	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $1,521,737 on 10/01/2021 collateralized by $1,718,900 U.S. Treasury Bond, 1.375% due 11/15/2040 valued at $1,552,248 including accrued interest(f) (Identified Cost $1,521,737)	$1,521,737

	Total Investments – 103.2% (Identified Cost $41,411,104)	41,578,253
	Other assets less liabilities – (3.2)%	(1,271,392)

	Net Assets – 100.0%	$40,306,861

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At September 30, 2021, the value of these securities amounted to $39,594 or 0.1% of net assets.
(e)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2021 is disclosed.

(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $9,554,310 or 23.7% of net assets.

ABS	Asset-Backed Securities

CMT	Constant Maturity Treasury

FHLMC	Federal Home Loan Mortgage Corp.

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2021	32	$7,046,645	$7,041,750	$(4,895)

At September 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/21/2021	25	$3,324,283	$3,290,234	$34,049

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$473,724	$39,594	(a)	$513,318
All Other Bonds and Notes*	—	39,543,198	—		39,543,198

Total Bonds and Notes	—	40,016,922	39,594		40,056,516

Short-Term Investments	—	1,521,737	—		1,521,737

Total Investments	—	41,538,659	39,594		41,578,253

Futures Contracts (unrealized appreciation)	34,049	—	—		34,049

Total	$34,049	$41,538,659	$39,594		$41,612,302

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,895)	$—	$—	$(4,895)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or September 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2021
Bonds and Notes
Collateralized Mortgage Obligations	$29,612	$—	$(125)	$(651)	$331	$(78,908)	$89,335	$—	$39,594	$(533)

Debt securities valued at $89,335 were transferred from Level 2 to Level 3 during the period ended September 30, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts. The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$34,049

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(4,895)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$48,000	$48,000

Industry Summary at September 30, 2021 (Unaudited)

Treasuries	35.6%
ABS Car Loan	17.0
Banking	8.5
Life Insurance	5.5
Electric	4.1
Technology	3.5
Automotive	2.2
ABS Other	2.0
Other Investments, less than 2% each	21.0
Short-Term Investments	3.8

Total Investments	103.2
Other assets less liabilities (including futures contracts)	(3.2)

Net Assets	100.0%